UNAUDITED CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 18, 2021
Current assets:
Cash	$ 105,038	$ 175,788		$ 240,706
Prepaid expenses				432,591
Total Current Assets	105,038	175,788		673,297
Investment held in trust account	9,092,522	9,835,409		80,002,777
TOTAL ASSETS	9,197,560	10,011,197		80,676,074
Current liabilities:
Accrued expenses	578,352	358,257		69,002
Promissory note - due to sponsor	962,000	662,000
Total Current Liabilities	1,540,352	1,020,257		69,002
Warrant liability	102,000	335,240		1,667,262
PIPE derivative liability	1,281,465	1,065,297
Total Liabilities	2,923,817	2,420,794		1,736,264
Commitments and Contingencies
Ordinary shares subject to possible redemption, $0.0001 par value; 200,000,000 shares authorized; 856,042 and 953,033 shares subject to possible redemption at redemption value of $10.50 per share and $10.22 per share as of March 31, 2023 and December 31, 2022, respectively	8,992,522	9,735,409		80,000,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 2,000,000 shares issued and outstanding	200	200		200
Additional paid-in capital	30	30		30
Accumulated deficit	(2,719,009)	(2,145,236)		(1,060,420)
Total Shareholders' Deficit	(2,718,779)	(2,145,006)	$ (455,831)	(1,060,190)	$ 0
TOTAL LIABILITIES, SHARES SUBJECT TO POSSIBLE REDEMPTION AND SHAREHOLDERS' DEFICIT	$ 9,197,560	$ 10,011,197		$ 80,676,074